Commitments and Contingencies	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

Note 9. Commitments and Contingencies

Other Liabilities

The $43.6 million balance recorded in other liabilities is conditional, and will only be due and payable, upon the Company achieving a qualifying “Revenue” event, as defined below. The Company has agreed to pay 20% of its qualifying Revenue generated in each calendar year, if any, with such payments to be applied to reduce the balance until it is repaid in full. Interest will not accrue on the balance throughout the prospective repayment period. Revenue is defined as:

“…the gross revenue generated by Client and its Affiliates, less the following items (if not previously deducted from the amount invoiced): (a) reasonable and customary trade, quantity, and cash discounts actually granted and legally permitted wholesaler chargebacks actually paid or credited by Client and its Affiliates to wholesalers of products; (b) reasonable, customary, and legally permitted rebates and retroactive price reductions actually granted; (c) freight charges for the delivery of products; (d) the portion of the administrative fees paid during the relevant time period to group purchasing organizations, pharmaceutical benefit managers and/or government-mandated Medicare or Medicaid Prescription Drug Plans relating specifically to the product; and (e) sales, use or excise taxes imposed and actually paid in connection with the sale of products (but excluding any value added taxes or taxes based on income or gross receipts).”

Operating lease commitments

The Company leases its principal office location in Vancouver, Washington (the “Vancouver Lease”). The Vancouver Lease expires on April 30, 2026. Consistent with the guidance in ASC 842, Leases, the Company has recorded this lease in its consolidated balance sheet as an operating lease. For the purpose of determining the right of use asset and associated lease liability, we determined that the renewal of the Vancouver lease was not reasonably probable. The lease does not include any restrictions or covenants requiring special treatment under ASC 842, Leases. Operating lease costs for the three months ended August 31, 2025 and August 31, 2024 were approximately $31.0 thousand and $32.0 thousand, respectively. Operating lease right-of-use assets are included in other non-current assets and the current portion of operating lease liabilities are included in accrued liabilities and compensation on the consolidated balance sheets. The following table summarizes the operating lease balances:

(in thousands)	August 31, 2025	May 31, 2025
Assets
Right-of-use asset	$98	$130
Liabilities
Current operating lease liability	$105	$141
Non-current operating lease liability	—	—
Total operating lease liability	$105	$141

The minimum (base rental) lease payments are expected to be as follows as of August 31, 2025 (in thousands):

Fiscal Year	Amount
2026 - 9 months remaining	$123
Thereafter	—
Total operating lease payments	123
Less: imputed interest	(18)
Present value of operating lease liabilities	$105

Supplemental information related to operating leases was as follows:

	August 31, 2025
Weighted average remaining lease term	0.7	years
Weighted average discount rate	10.0%

PRO 140 Acquisition and Licensing Arrangements

Refer to Note 9, Commitments and Contingencies, in the 2025 Form 10-K for additional information.

Legal proceedings

As of August 31, 2025, the Company did not record any accruals related to the outcomes of the legal matters described below. It is not possible to determine the outcome of these proceedings, including the defense and other litigation-related costs and expenses that may be incurred by the Company, as the outcomes of legal proceedings are inherently uncertain. Therefore, it is possible that the ultimate outcome of any proceeding, if in excess of a recognized accrual, if any, could be material to the Company’s consolidated financial statements.

Conclusion of Investigations by Securities and Exchange Commission and Department of Justice

In September 2025, the Securities and Exchange Commission (“SEC”) and Department of Justice (“DOJ”) informed the Company that their respective investigations were effectively closed, and that nothing further was required of the Company.

Securities Class Action Lawsuits

On March 17, 2021, a stockholder filed a putative class-action lawsuit (the “March 17, 2021 lawsuit”) in the U.S. District Court for the Western District of Washington against the Company and certain former officers. The complaint generally alleges the defendants made false and misleading statements regarding the viability of leronlimab as a potential treatment for COVID-19. On April 9, 2021, a second stockholder filed a similar putative class action lawsuit in the same court, which the plaintiff voluntarily dismissed without prejudice on July 23, 2021. On August 9, 2021, the court appointed lead plaintiffs for the March 17, 2021 lawsuit. On December 21, 2021, lead plaintiffs filed an amended complaint, which is brought on behalf of an alleged class of those who purchased the Company’s common stock between March 27, 2020 and May 17, 2021. The amended complaint generally alleges that the defendants violated Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Rule 10b-5 promulgated thereunder by making purportedly false or misleading statements concerning, among other things, the safety and efficacy of leronlimab as a potential treatment for COVID-19, the Company’s CD10 and CD12 clinical trials, and its human immunodeficiency virus (“HIV”) Biologic License Application (“BLA”). The amended complaint also alleges that the individual defendants violated Section 20A of the Exchange Act by selling shares of the Company’s common stock purportedly while in possession of material nonpublic information. The amended complaint seeks, among other relief, a ruling that the case may proceed as a class action and unspecified damages and attorneys’ fees and costs. On February 25, 2022, the defendants filed a motion to dismiss the amended complaint. On June 24, 2022, lead plaintiffs filed a second amended complaint. The second amended complaint is brought on behalf of an alleged class of those who purchased the Company’s common stock between March 27, 2020 and March 30, 2022, makes similar allegations, names the same defendants, and asserts the same claims as the prior complaint, adds a claim for alleged violation of Section 10(b) of the Exchange Act and Rule 10b-5(a) and (c) promulgated thereunder, and seeks the same relief as the prior complaint. All defendants filed motions to dismiss the second amended complaint in whole or in part.

The Company and the individual defendants deny all allegations of wrongdoing in the complaint and intend to vigorously defend the matter. Since this case is in an early stage where the number of plaintiffs is not known, and the claims do not specify an amount of damages, the Company is unable to predict the ultimate outcome of the lawsuit and cannot reasonably estimate the potential loss or range of loss the Company may incur.

Shareholder Derivative Lawsuits

On June 4, 2021, a stockholder filed a purported derivative lawsuit against certain of the Company’s former officers and directors, and the Company as a nominal defendant, in the U.S. District Court for the Western District of Washington. Two additional shareholder derivative lawsuits were filed against the same defendants in the same court on June 25, 2021 and August 18, 2021, respectively. The court has consolidated these three lawsuits for all purposes (“Consolidated Derivative Suit”). On January 20, 2022, the plaintiffs filed a consolidated complaint. The consolidated complaint generally alleges that the director defendants breached their fiduciary duties by allowing the Company to make false and misleading statements regarding, among other things, the safety and efficacy of leronlimab as a potential treatment for COVID-19, the Company’s CD10 and CD12 clinical trials and its HIV BLA, and by failing to maintain an adequate system of oversight and controls. The consolidated complaint also asserts claims against one or more individual defendants for waste of corporate assets, unjust enrichment, contribution for alleged violations of the federal securities laws, and for breach of fiduciary duty arising from alleged insider trading. The consolidated complaint seeks declaratory and equitable relief, an unspecified amount of damages, and attorneys’ fees and costs.

On January 29, 2024, two purported stockholders filed a purported derivative lawsuit against certain of the Company’s former officers, certain current and former directors, and the Company as a nominal defendant, in the Delaware Court of Chancery. The complaint generally makes allegations similar to those set forth in the Consolidated Derivative Suit and asserts that the individual defendants breached their fiduciary duties by allowing the Company to make false and misleading statements and by failing to maintain an adequate system of oversight and controls. The complaint also asserts claims against certain individual defendants for breach of fiduciary duty arising from alleged insider trading.

On June 20, 2025, two other purported stockholders filed a purported derivative lawsuit against certain of the Company’s former officers, certain former and current directors, a third-party individual, and the Company as a nominal defendant, in the Delaware Court of Chancery. The complaint generally asserts that the individual defendants breached their fiduciary duties by allowing the Company to make false and misleading statements, by failing to maintain an adequate system of oversight and controls, and/or by purportedly wrongfully refusing plaintiffs’ demands that the Company’s board investigate and initiate claims against certain of the Company’s former officers and directors based on allegations and claims similar to those set forth in the complaint. The complaint also asserts claims against certain individual defendants arising from alleged insider trading. The parties have filed a stipulation and proposed order to consolidate this lawsuit with the January 2024 lawsuit.

The Company and the individual defendants deny all allegations of wrongdoing in the complaints and intend to vigorously defend the litigation. In light of the fact that the suit(s) is/are in an early stage and the claims do not specify an amount of damages, the Company cannot predict the ultimate outcome of the matter(s) and cannot reasonably estimate the potential loss or range of loss the Company may incur.

Investor Lawsuit Seeking Issuance of Additional Shares

In January 2025, two former investors and current shareholders, filed an action against the Company in relation to a dispute over how many shares were issued to them following their direct investment(s) with the Company. The former investors claim that the final pricing utilized to calculate the issuance of shares to them in 2022 was incorrect, and that they are entitled to more shares than were issued. The complaint presents legal claims sounding in breach of fiduciary duty, misrepresentation, fraud, negligence, theft, and breach of contract.

The Company's position is that the claims are without any factual support, or support under applicable law and/or the underlying investment documents. The Company views this action as an attempt to extract more shares without further/fair investment and plans to vigorously defend itself.

Note 9. Commitments and Contingencies

Other Liabilities

The $43.6 million balance recorded in other liabilities is conditional, and will only be due and payable, upon the Company achieving a qualifying “Revenue” event, as defined below. The Company has agreed to pay 20% of its qualifying Revenue generated in each calendar year, if any, with such payments to be applied to reduce the balance until it is repaid in full. Interest will not accrue on the balance throughout the prospective repayment period. Revenue is defined as:

“…the gross revenue generated by Client and its Affiliates, less the following items (if not previously deducted from the amount invoiced): (a) reasonable and customary trade, quantity, and cash discounts actually granted and legally permitted wholesaler chargebacks actually paid or credited by Client and its Affiliates to wholesalers of products; (b) reasonable, customary, and legally permitted rebates and retroactive price reductions actually granted; (c) freight charges for the delivery of products; (d) the portion of the administrative fees paid during the relevant time period to group purchasing organizations, pharmaceutical benefit managers and/or government-mandated Medicare or Medicaid Prescription Drug Plans relating specifically to the product; and (e) sales, use or excise taxes imposed and actually paid in connection with the sale of products (but excluding any value added taxes or taxes based on income or gross receipts).”

PRO 140 Acquisition and Licensing Arrangements

We originally acquired leronlimab, as well as certain other related assets, including the existing inventory of PRO 140 bulk drug substance, intellectual property, and FDA regulatory filings, pursuant to an Asset Purchase Agreement, dated as of July 25, 2012, and effective October 16, 2012 (the “Progenics Purchase Agreement”), between the Company and Progenics. Pursuant to the Progenics Purchase Agreement, we are required to pay Progenics a milestone payment and royalties as follows: (i) $5,000,000 at the time of the first U.S. new drug application approval by the FDA or other non-U.S. approval for the sale of leronlimab; and (ii) royalty payments of up to 5% on net sales during the period beginning on the date of the first commercial sale of leronlimab until the later of (a) the expiration of the last to expire patent included in the acquired assets, and (b) 10 years, in each case determined on a country-by-country basis. To the extent that such remaining milestone payment and royalties are not timely made, under the terms of the Progenics Purchase Agreement, Progenics has certain repurchase rights relating to the assets sold to us thereunder.

Payments to Progenics are in addition to payments due under the PDL License, between Protein Design Labs (now AbbVie Inc.) and Progenics, which was assigned to us in the Progenics Purchase Agreement, pursuant to which we have an exclusive worldwide license to develop, make, have made, import, use, sell, offer to sell, or have sold products that incorporate the humanized form of the leronlimab antibody developed under the agreement. Pursuant to the PDL License, we are required to pay AbbVie Inc. milestone payments and royalties as follows: (i) $500,000 upon filing a Biologic License Application with the FDA or non-U.S. equivalent regulatory body; (ii) $500,000 upon FDA approval or approval by another non-U.S. equivalent regulatory body; and (iii) royalties of up to 3.5% of net sales for the longer of 10 years and the date of expiration of the last to expire licensed patent. Additionally, the PDL License provides for an annual maintenance fee of $150,000 until royalties paid exceed that amount. To the extent that such remaining milestone payments and royalties are not timely made, under the terms of the PDL License, AbbVie Inc. has certain termination rights relating to our license of leronlimab thereunder.

Effective July 29, 2015, we entered into a License Agreement (the “Lonza Agreement”) with Lonza covering Lonza’s “system know-how” technology with respect to our use of proprietary cell lines to manufacture new leronlimab material. The Lonza Agreement provides for an annual license fee and future royalty payments, both of which vary based on whether Lonza, or we or our strategic partner manufactures leronlimab. We currently use two independent parties as contract manufacturers for leronlimab, and continually review this arrangement. Should the arrangement continue as-is, an annual license fee of £0.3 million (approximately $0.35 million given current exchange rate) would continue to apply, as well as a royalty, up to 2% of the net selling price upon commercialization of leronlimab, excluding value added taxes and similar amounts.

Operating Leases

We lease our principal office location in Vancouver, Washington (the “Vancouver Lease”). The Vancouver Lease expires on April 30, 2026. Consistent with the guidance in ASC 842, Leases, we have recorded this lease in our consolidated balance sheet as an operating lease. For the purpose of determining the right of use asset and associated lease liability, we determined that the renewal of the Vancouver lease was not reasonably probable. The lease does not include any restrictions or covenants requiring special treatment under ASC 842, Leases. Operating lease costs for the fiscal years ended May 31, 2025 and 2024 were approximately $0.1 million and $0.1 million, respectively. Operating lease right-of-use assets are included in other non-current assets and the current portion of operating lease liabilities are included in accrued liabilities and compensation on the consolidated balance sheets. The following table summarizes the operating lease balances.

(in thousands)	May 31, 2025	May 31, 2024
Assets
Right-of-use asset	$130	$264
Liabilities
Current operating lease liability	$141	$142
Non-current operating lease liability	—	141
Total operating lease liability	$141	$283

The minimum (base rental) lease payments reconciled to the carrying value of the operating lease liabilities as of May 31, 2025, are expected to be as follows (in thousands):

Fiscal Year	Amount
2026	$169
Thereafter	—
Total operating lease payments	169
Less: imputed interest	(28)
Present value of operating lease liabilities	$141

Supplemental information related to the operating leases was as follows:

	May 31, 2025
Weighted average remaining lease term	0.9	years
Weighted average discount rate	10.0%

Legal Proceedings

As of May 31, 2025, the Company did not record any accruals related to the outcomes of the legal matters described below. It is not possible to determine the outcome of these proceedings, including the defense and other litigation-related costs and expenses that may be incurred by the Company, as the outcomes of legal proceedings are inherently uncertain. Therefore, it is possible that the ultimate outcome of any proceeding, if in excess of a recognized accrual, if any, could be material to the Company’s consolidated financial statements

Securities Class Action Lawsuits

On March 17, 2021, a stockholder filed a putative class-action lawsuit (the “March 17, 2021 lawsuit”) in the U.S. District Court for the Western District of Washington against the Company and certain former officers. The complaint generally alleges the defendants made false and misleading statements regarding the viability of leronlimab as a potential treatment for COVID-19. On April 9, 2021, a second stockholder filed a similar putative class action lawsuit in the same court, which the plaintiff voluntarily dismissed without prejudice on July 23, 2021. On August 9, 2021, the court appointed lead plaintiffs for the March 17, 2021 lawsuit. On December 21, 2021, lead plaintiffs filed an amended complaint, which is brought on behalf of an alleged class of those who purchased the Company’s common stock between March 27, 2020 and May 17, 2021. The amended complaint generally alleges that the defendants violated Sections 10(b) and/or 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder by making purportedly false or misleading statements concerning, among other things, the safety and efficacy of leronlimab as a potential treatment for COVID-19, the Company’s CD10 and CD12 clinical trials, and its HIV

Biologic License Application (“BLA”). The amended complaint also alleges that the individual defendants violated Section 20A of the Exchange Act by selling shares of the Company’s common stock purportedly while in possession of material nonpublic information. The amended complaint seeks, among other relief, a ruling that the case may proceed as a class action and unspecified damages and attorneys’ fees and costs. On February 25, 2022, the defendants filed a motion to dismiss the amended complaint. On June 24, 2022, lead plaintiffs filed a second amended complaint. The second amended complaint is brought on behalf of an alleged class of those who purchased the Company’s common stock between March 27, 2020 and March 30, 2022, makes similar allegations, names the same defendants, and asserts the same claims as the prior complaint, adds a claim for alleged violation of Section 10(b) of the Exchange Act and Rule 10b-5(a) and (c) promulgated thereunder, and seeks the same relief as the prior complaint. All defendants filed motions to dismiss the second amended complaint in whole or in part. By order dated June 25, 2025, the court denied defendants’ motions to dismiss. Defendants’ answers to the second amended complaint are due on August 25, 2025.

The Company and the individual defendants deny all allegations of wrongdoing in the complaint and intend to vigorously defend the matter. Since this case is in an early stage where the number of plaintiffs is not known, and the claims do not specify an amount of damages, the Company is unable to predict the ultimate outcome of the lawsuit and cannot reasonably estimate the potential loss or range of loss the Company may incur.

Shareholder Derivative Lawsuits

On June 4, 2021, a stockholder filed a purported derivative lawsuit against certain of the Company’s former officers and directors, and the Company as a nominal defendant, in the U.S. District Court for the Western District of Washington. Two additional shareholder derivative lawsuits were filed against the same defendants in the same court on June 25, 2021 and August 18, 2021, respectively. The court has consolidated these three lawsuits for all purposes (“Consolidated Derivative Suit”). On January 20, 2022, the plaintiffs filed a consolidated complaint. The consolidated complaint generally alleges that the director defendants breached their fiduciary duties by allowing the Company to make false and misleading statements regarding, among other things, the safety and efficacy of leronlimab as a potential treatment for COVID-19, the Company’s CD10 and CD12 clinical trials and its HIV BLA, and by failing to maintain an adequate system of oversight and controls. The consolidated complaint also asserts claims against one or more individual defendants for waste of corporate assets, unjust enrichment, contribution for alleged violations of the federal securities laws, and for breach of fiduciary duty arising from alleged insider trading. The consolidated complaint seeks declaratory and equitable relief, an unspecified amount of damages, and attorneys’ fees and costs.

On January 29, 2024, two purported stockholders filed a purported derivative lawsuit against certain of the Company’s former officers, certain current and former directors, and the Company as a nominal defendant, in the Delaware Court of Chancery. The complaint generally makes allegations similar to those set forth in the Consolidated Derivative Suit and asserts that the individual defendants breached their fiduciary duties by allowing the Company to make false and misleading statements and by failing to maintain an adequate system of oversight and controls. The complaint also asserts claims against certain individual defendants for breach of fiduciary duty arising from alleged insider trading.

On June 20, 2025, two other purported stockholders filed a purported derivative lawsuit against certain of the Company’s former officers, certain former and current directors, a third-party individual, and the Company as a nominal defendant, in the Delaware Court of Chancery. The complaint generally asserts that the individual defendants breached their fiduciary duties by allowing the Company to make false and misleading statements, by failing to maintain an adequate system of oversight and controls, and/or by purportedly wrongfully refusing plaintiffs’ demands that the Company’s board investigate and initiate claims against certain of the Company’s former officers and directors based on allegations and claims similar to those set forth in the complaint. The complaint also asserts claims against certain individual defendants arising from alleged insider trading.

The Company and the individual defendants deny all allegations of wrongdoing in the complaints and intend to vigorously defend the litigation. In light of the fact that the suit(s) is/are in an early stage and the claims do not specify an amount of damages, the Company cannot predict the ultimate outcome of the matter(s) and cannot reasonably estimate the potential loss or range of loss the Company may incur.

Securities and Exchange Commission and Department of Justice Investigations

The Company has received subpoenas from the SEC and the United States Department of Justice (“DOJ”) requesting documents and information concerning, among other matters, leronlimab, the Company’s public statements regarding the use of leronlimab as a potential treatment for COVID-19, HIV, and triple-negative breast cancer, related communications with the FDA, investors, and others, litigation involving former employees, the Company’s retention of investor relations consultants, and trading in the Company’s securities. Certain former Company executives and directors have received subpoenas concerning similar issues and have been interviewed by the DOJ and SEC, including the Company’s former CEO, Nader Z. Pourhassan.

On January 24, 2022, Mr. Pourhassan was terminated and removed from the Board of Directors and has had no role at the Company since. On December 20, 2022, the DOJ announced the unsealing of a criminal indictment charging both Mr. Pourhassan, and Kazem Kazempour, CEO of Amarex, a subsidiary of NSF International, Inc., and which had formerly served as the Company’s

CRO. Mr. Pourhassan was charged with one count of conspiracy, four counts of securities fraud, three counts of wire fraud, and three counts of insider trading. Mr. Kazempour was charged with one count of conspiracy, three counts of securities fraud, two counts of wire fraud, and one count of making a false statement. That same day, the SEC announced charges against both Mr. Pourhassan and Mr. Kazempour for alleged violations of federal securities laws.

The Company is committed to cooperating fully with the DOJ and SEC and will continue to comply with the requests of each agency. In December 2024, a federal jury convicted Mr. Pourhassan and Mr. Kazempour after trial on a number of counts. Mr. Pourhassan and Mr. Kazempour are currently scheduled to be sentenced in September 2025. The Company cannot predict the ultimate outcome of the DOJ or SEC investigations. The investigations and any related legal and administrative proceedings could include a wide variety of outcomes, including the institution of administrative, civil injunctive or criminal proceedings involving the Company and/or former executives and/or former directors in addition to Mr. Pourhassan, the imposition of fines and other penalties, remedies and/or sanctions, modifications to business practices and compliance programs and/or referral to other governmental agencies for other appropriate actions. It is not possible to accurately predict at this time when matters relating to the investigations will be completed, the final outcome of the investigations, what additional actions, if any, may be taken by the DOJ or SEC or by other governmental agencies, or the effect that such actions may have on our business, prospects, operating results and financial condition, which could be material.

The DOJ and SEC investigations, including any matters identified in the investigations and indictments, could also result in (1) third-party claims against the Company, which may include the assertion of claims for monetary damages, including but not limited to interest, fees, and expenses, (2) damage to the Company's business or reputation, (3) loss of, or adverse effect on, cash flow, assets, results of operations, business, prospects, profits, or business value, including the possibility of certain of the Company's existing contracts being cancelled, (4) adverse consequences on the Company's ability to obtain or continue financing for current or future projects, and/or (5) claims by directors, officers, employees, affiliates, advisors, attorneys, agents, debt holders or other interest holders, or constituents of the Company or its subsidiaries, any of which could have a material adverse effect on the Company's business, prospects, operating results, and financial condition. Further, to the extent that these investigations and any resulting third-party claims yield adverse results over time, such results could jeopardize the Company's operations, exhaust its cash reserves, and could cause stockholders to lose their entire investment.

Settlement of Amarex Dispute

On July 2, 2024, the Company and Amarex, the Company’s former CRO, entered into the Settlement Agreement.

The terms of the Settlement Agreement include: (i) the payment by Amarex of $12.0 million to the Company, of which $10.0 million was paid on execution of the Settlement Agreement and the remaining balance was to be paid on or before July 2, 2025; (ii) the release of the Company’s surety bond posted in the lawsuit and the return of the Company’s cash collateral in the amount of $6.5 million provided as security to the surety; (iii) the crediting of all amounts claimed by Amarex as due and payable for its CRO services, totaling approximately $14.0 million, reducing the Company’s outstanding balance to zero, with no funds required to be paid by the Company; and (iv) a mutual release of claims, resolving all legal claims between the parties. The effect of the Settlement Agreement is recorded in research and development expense.

In June 2025, Amarex paid the $2.0 million remaining due under the Settlement Agreement, such that this matter is now considered resolved and paid in full.

As part of the settlement with Amarex in July 2024, the Company owed approximately $0.9 million to investors that previously acquired an interest in the Amarex settlement as part of a securities purchase agreement in April to June 2023. The amount was recorded as a loss on derivatives, of which approximately $0.7 million was paid in the fiscal year ended May 31, 2025. In accordance with the prescribed accounting guidance, the Company measured the fair value of the derivative liability using fair value hierarchy included in Note 2, Summary of Significant Accounting Policies – Fair Value of Financial Instruments. The Company’s derivative liability is classified within Level 3.

Investor Lawsuit Seeking Issuance of Additional Shares

In January 2025, two former investors and current shareholders, filed an action against the Company in relation to a dispute over how many shares were issued to them following their direct investment(s) with the Company. The former investors claim that the final pricing utilized to calculate the issuance of shares to them in 2022 was incorrect, and that they are entitled to more shares than were issued. The complaint presents legal claims sounding in breach of fiduciary duty, misrepresentation, fraud, negligence, theft, and breach of contract.

The Company's position is that the claims are without any factual support, or support under applicable law and/or the underlying investment documents. The Company views this action as an attempt to extract more shares without further/fair investment and plans to vigorously defend itself.